Employee benefits - Target asset allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Expected long-term return on global asset allocation (as a percent)	4.20%
Company's capital stock and debit instruments included in plan assets	$ 8	$ 9
Equity securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	22.00%
Fixed income
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	59.00%
Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	12.00%
Other
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	7.00%